John Hancock Funds III

Supplement dated May 6, 2016 to the current prospectus, as may be supplemented

John Hancock Core High Yield Fund (the “fund”)

Effective May 6, 2016, Terry Carr, CFA, Konstantin Kizunov, CFA and Richard Kos, CFA, will no longer serve as portfolio managers of the fund. Accordingly, all references to Terry Carr, CFA, Konstantin Kizunov, CFA and Richard Kos, CFA as portfolio managers on the investment management team of the fund are removed from the prospectuses for all share classes of the fund.

Also effective May 6, 2016, John F. Addeo, CFA, and Dennis F. McCafferty, CFA are joining the investment management team as the fund’s portfolio managers and will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

Accordingly, the following replaces in its entirety the portfolio manager information in the “Fund summary” under the heading “Portfolio management”:

John F. Addeo, CFA.
Senior Managing Director and Senior Portfolio Manager

Managed the fund since 2016

Dennis F. McCafferty, CFA

Managing Director and Portfolio Manager

Managed the fund since 2016

The following information replaces in its entirety the portfolio manager information in the “Fund details” under the heading “Who’s who – Subadvisor”:

John F. Addeo, CFA

•	Senior Managing Director and Senior Portfolio Manager
•	Managed the fund since 2016
•	Joined the subadvisor in 2016
•	Senior Managing Director and Senior Portfolio Manager of John Hancock Asset Management a division of Manulife Asset Management (US) LLC (2012–present)
•	Investment Officer, Portfolio Manager/Analyst, High Yield Bond Group,
•	MFS Investment Management (1998–2012)
•	Began business career in 1984

Dennis F. McCafferty, CFA

•	Managing Director and Portfolio Manager
•	Managed the fund since 2016
•	Joined the subadvisor in 2016
•	Managing Director and Portfolio Manager of John Hancock Asset Management a division of Manulife Asset Management (US) LLC
•	Began business career in 1995

You should read this Supplement in conjunction with the prospectus and retain it for future reference.

John Hancock Funds III

Supplement dated May 6, 2016 to the current Statement of Additional Information, as may be supplemented

John Hancock Core High Yield Fund (the “Fund”)

Effective May 6, 2016, Terry Carr, CFA, Konstantin Kizunov, CFA and Richard Kos, CFA, will no longer serve as portfolio managers of the Fund. Accordingly, all references to Terry Carr, CFA, Konstantin Kizunov, CFA and Richard Kos, CFA as portfolio managers on the investment management team of the Fund are removed from the Statement of Additional Information for all share classes of the Fund.

Also effective May 6, 2016, John F. Addeo, CFA, and Dennis F. McCafferty, CFA are joining the investment management team as the Fund’s portfolio managers and will be jointly and primarily responsible for the day-to-day management of the Fund’s portfolio.

The following supplements the portfolio manager information presented in Appendix B of the SAI relating to John Hancock Asset Management a division of Manulife Asset Management (North America) Limited regarding the portfolio managers of the Fund.

The following table reflects information as of March 31, 2016:

Portfolio Manager	Registered investment companies managed		Other pooled investment vehicles managed		Other accounts managed (in millions)
	Number of Accounts	Total assets ($US)	Number of accounts	Total assets	Number of accounts	Total assets
John Addeo	3	$1,216	10	$1,062	0	$0
Dennis McCafferty	3	$1,216	14	$3,457	0	$0

Other Accounts Managed – Of total listed above, those for which advisory fee is based on performance:

Portfolio Manager	Registered investment companies managed		Other pooled investment vehicles managed		Other accounts managed (in millions)
	Number of Accounts	Total assets ($US)	Number of accounts	Total assets	Number of accounts	Total assets
John Addeo	0	0	0	0	0	0
Dennis McCafferty	0	0	0	0	0	0

Ownership of fund shares: The following table sets forth the dollar range of each portfolio manager’s direct beneficial share ownership of the Fund as of March 31, 2016.

Portfolio Manager	Dollar Range of Fund Shares Owned
John Addeo	$0
Dennis McCafferty	$0

You should read this Supplement in conjunction with the Statement of Additional Information and retain it for future reference.